Capital Stock (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Summary of Normal Course Issuer Bids

The following is a summary of the Normal Course Issuer Bids [number of shares in the table below are expressed in whole numbers]:

	Maximum number of shares	2013		2012		2011
		Shares purchased	Cash amount	Shares purchased	Cash amount	Shares purchased	Cash amount

2010 Bid	8,000,000	0	$0	0	$0	7,546,500	$296
2011 Bid	12,000,000	0	0	467,630	21	3,200,800	111
2012 Bid	12,000,000	11,572,598	814	427,402	19	0	0
2013 Bid	12,000,000	2,509,723	199	0	0	0	0

		14,082,321	$1,013	895,032	$40	10,747,300	$407

Maximum Number of Shares Outstanding Exercised or Converted
[c]	The following table presents the maximum number of shares that would be outstanding if all the dilutive instruments outstanding at March 6, 2014 were exercised or converted:

Common Shares	221,187,872
Stock options [note 18]	5,455,690

226,643,562